Invested Assets and Net Investment Income - Explanation of Investment Result (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Finance income	$ 8,859	$ 7,415
Net investment income (loss) recognized in OCI	98	344
Total Net investment income (loss)	8,957	7,759
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(3,339)	(4,284)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	416	1,548
Application of risk mitigation option	203	225
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(4,144)	(2,642)
Foreign exchange gains (losses)	(20)	49
Other	166	16
Total insurance finance income (expenses) recognized in income	(6,718)	(5,088)
Decrease (increase) in investment contract liabilities	(323)	(393)
Net investment result	1,916	2,278
Net investment result recognized in net income	1,818	1,934
Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Finance income		7,415
Net investment income (loss) recognized in OCI		344
Total Net investment income (loss)		7,759
Total insurance
Disclosure of detailed information about financial instruments [line items]
Finance income	7,539
Net investment income (loss) recognized in OCI	120	12
Total Net investment income (loss)	7,659
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(3,339)	(4,284)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	416	1,548
Application of risk mitigation option	203	225
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(4,144)	(2,642)
Foreign exchange gains (losses)	(20)	49
Other	166	16
Total insurance finance income (expenses) recognized in income	(6,718)	(5,088)
Net investment result	941	818
Net investment result recognized in net income	821	806
Total insurance | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Finance income		5,894
Net investment income (loss) recognized in OCI		12
Total Net investment income (loss)		5,906
Insurance contracts Issued
Disclosure of detailed information about financial instruments [line items]
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(3,479)	(4,474)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	483	1,683
Application of risk mitigation option	203	225
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(4,144)	(2,642)
Foreign exchange gains (losses)	(20)	49
Other	170	20
Total insurance finance income (expenses) recognized in income	(6,787)	(5,139)
Reinsurance contracts held
Disclosure of detailed information about financial instruments [line items]
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	140	190
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(67)	(135)
Application of risk mitigation option	0	0
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	0	0
Foreign exchange gains (losses)	0	0
Other	(4)	(4)
Total insurance finance income (expenses) recognized in income	69	51
Non-insurance (all other)
Disclosure of detailed information about financial instruments [line items]
Finance income	1,320
Net investment income (loss) recognized in OCI	(22)	332
Total Net investment income (loss)	1,298
Decrease (increase) in investment contract liabilities	(323)	(393)
Net investment result	975	1,460
Net investment result recognized in net income	$ 997	1,128
Non-insurance (all other) | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Finance income		1,521
Net investment income (loss) recognized in OCI		332
Total Net investment income (loss)		$ 1,853